FINANCIAL RISK MANAGEMENT - Financial assets and liabilities (Details) - USD ($)	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	May 16, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 17, 2017	Dec. 31, 2016
Amortized cost
Cash and cash equivalents	$ 5,292,833					$ 9,242,809	$ 17,507,157		$ 22,954,571
Accounts receivable	715,696					647,143	1,334,923
Restricted cash	462,874					439,736	478,260
Amortized cost of financial assets	6,471,403					10,329,688	19,320,340
Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	7,794,456					4,610,560	1,844,955
Accrued liabilities (non-current)	1,186,601					2,241,979
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value						190,303	36,829,030	$ 89,470,273
Derivative liability from financing (current)							19,997,345
Derivative warrant liability from financing (non-current)						190,303	16,831,685
Carrying amount of financial liabilities	23,646,726					21,660,178	58,681,544
Derivative warrant financial liability from financing
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value						190,303	36,829,030
Derivative warrant financial liability from financing | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value						190,303	36,829,030
2017 Convertible Notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	5,400,189	$ 8,072,974	$ 8,963,523		$ 11,253,670	14,617,336	20,007,559	$ 26,100,900
Convertible Notes (current)	5,400,189					1,423,224	4,261,597
Convertible Notes (non-current)						13,194,112	15,745,962
2017 Convertible Notes | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	5,400,189					$ 14,617,336	$ 20,007,559
2019 Convertible Notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	9,265,480	$ 9,055,688	$ 9,042,369	$ 9,775,000
Convertible Notes (current)	1,090,561
Convertible Notes (non-current)	8,174,919
2019 Convertible Notes | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	$ 9,265,480